INVESTMENTS IN LOANS AND SECURITIES - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value
Less than or equal to 1 year	$ 86,018
Greater than 1 year	0
Total	86,018
Unrealized Losses
Less than or equal to 1 year	(5,244)
Greater than 1 year	0
Total	(5,244)
Fair Value
Less than or equal to 1 year		$ 118,001
Greater than 1 year		0
Total		118,001
Unrealized Losses
Less than or equal to 1 year		(6,312)
Greater than 1 year		0
Total		(6,312)
Asset-Backed Securities
Fair Value
Less than or equal to 1 year	86,018
Greater than 1 year	0
Total	86,018
Unrealized Losses
Less than or equal to 1 year	(5,244)
Greater than 1 year	0
Total	(5,244)
Fair Value
Less than or equal to 1 year		118,001
Greater than 1 year		0
Total		118,001
Unrealized Losses
Less than or equal to 1 year		(6,312)
Greater than 1 year		0
Total		(6,312)
Other loans and receivables
Fair Value
Less than or equal to 1 year	0
Greater than 1 year	0
Total	0
Unrealized Losses
Less than or equal to 1 year	0
Greater than 1 year	0
Total	$ 0
Fair Value
Less than or equal to 1 year		0
Greater than 1 year		0
Total		0
Unrealized Losses
Less than or equal to 1 year		0
Greater than 1 year		0
Total		$ 0